Accrued expenses and other current liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Accrued expenses and other current liabilities
Payroll payable	$ 277,383	$ 528,902
Accrued expenses	26,050	473,837
Interest payable	0	157,801
Accrued expenses and other current liabilities	$ 303,433	$ 1,160,540